NOTE 11. INVENTORIES	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 11. INVENTORIES

NOTE 11. INVENTORIES

Inventories consist of the following:

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$
Raw materials	296,472	843,686
Finished goods – displays and other products	529,080	789,984
Provision for inventories obsolescence	(638,151)	(884,497)
Total	187,401	749,173